Revenue (Tables)	12 Months Ended
Mar. 31, 2020
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Summary of Revenue by Service Type
Revenue by service type

	Year ended March 31,
	2020	2019	2018
Industry-specific	$364,022	$307,214	$258,155
Finance and accounting	211,069	175,194	162,432
Customer interaction services	192,466	183,199	193,427
Research and analytics	96,337	91,716	89,402
Auto claims	46,418	34,885	35,414
Others	17,946	16,912	19,127

Total	$928,258	$809,120	$757,956

Summary of Revenue by Industry
Revenue by industry

	Year ended March 31,
	2019	2019	2018
Insurance*	$257,586	$215,242	$194,593
Travel and leisure	166,766	140,996	142,091
Diversified businesses including manufacturing, retail, CPG, media and entertainment, and telecom	152,973	142,091	137,049
Healthcare	146,622	124,109	111,593
Utilities	58,064	56,334	66,030
Shipping and logistics	56,064	49,858	33,922
Consulting and professional services	49,698	44,142	39,683
Banking and financial services	40,485	36,348	32,995

Total	$928,258	$809,120	$757,956

*	Includes revenue disclosed under the Auto Claims BPM segment in Note 29.

Summary of Revenue by Contract Type
Revenue by contract type

	Year ended March 31,
	2020	2019	2018
Full-time-equivalent	$615,765	$522,436	$473,899
Transaction*	144,637	137,219	141,618
Subscription	83,135	66,542	58,916
Fixed price	43,518	42,512	39,788
Others	41,203	40,411	43,735

Total	$928,258	$809,120	$757,956

*	Includes revenue disclosed under the Auto Claims BPM segment in Note 29.

Summary of Movement in Contract Assets
The movement in contract assets and contract liabilit
ies
 during the year ended March 31, 2020 is as follows:

	As at
	March 31, 2020
	Sales Commission	Transition activities	Upfront payment / Others	Total
Opening balance	$8,031	$13,411	$4,785	$26,227
Additions during the year	2,189	10,683	11,185	24,057
Amortization/recognition during the year	(1,675)	(4,122)	(5,087)	(10,884)
Impairment loss recognized during the year	(804)	—	(411)	(1,215)
Translation adjustments	(314)	(966)	(540)	(1,820)

Closing balance	$7,427	19,006	9,932	36,365

Summary of Movement in Contract Liabilities

	As at
	March 31, 2020
	Payments in advance of services	Advance billings	Others	Total
Opening balance	$7,179	$4,734	$123	$12,036
Impact of balance sheet offset	2,255	6,379	639	9,273

Gross opening balance	9,434	11,113	762	21,309
Additions during the year	45,688	25,520	12,433	83,641
Revenue recognized during the year	(25,945)	(30,587)	(11,020)	(67,552)
Translation adjustments	(601)	(385)	(99)	(1,085)

Gross closing balance	28,576	5,661	2,076	36,313
Impact of balance sheet offset	(2,426)	(1,975)	(1,559)	(5,960)

Closing balance	$26,150	$3,686	$517	$30,353

Summary of Estimated Revenue Expected to be Recognized in Future Related to Remaining Performance Obligations
The estimated revenue expected to be recognized in the future relating to remaining performance obligations as at March 31, 2020 and March 31, 2019 is as follows:

	As at March 31, 2020
	Less than 1 Year	1-2 years	2-5 years	More than 5 years	Total
Transaction price allocated to remaining performance obligations	$13,318	$4,224	$5,517	$—	$23,059

	As at March 31, 2019
	Less than 1 Year	1-2 years	2-5 years	More than 5 years	Total
Transaction price allocated to remaining performance obligations	$15,635	$10,182	$1,906	$—	$27,723